Description Of Business And Significant Accounting Policies (Accounts Receivable) (Q2) (Details) - USD ($)	Jun. 30, 2020	Mar. 27, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable - current	$ 422,000		$ 557,000	$ 533,000
Revenue [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable - current	267,000		415,000	396,000
Tax [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable - current	130,000	$ 65,000	65,000	129,000
Accounts receivable - noncurrent	0		65,000	130,000
Joint Interest [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable - current	$ 25,000		$ 77,000	$ 8,000